Marketable Securities (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Reserve Quantities [Line Items]
Change in fair value		$ 110,525	$ 110,525	$ 110,525
Impairment	$ (9,600)
Stratex Oil & Gas Holdings, Inc. [Member]
Reserve Quantities [Line Items]
Number of shares held	1,200,000
Change in fair value	$ 0
Impairment	$ 9,600